OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	$ 41,090
Ending Balance	55,730	$ 41,090
Operating Lease Right of Use [Member]
Beginning Balance	41,090	62,529
Add: Addition of right of use assets	32,281	0
Reduction due to discount on rental	0	(913)
Less: Amortization	(15,534)	(18,305)
Foreign translation differences	(2,107)	(2,221)
Ending Balance	$ 55,730	$ 41,090